Share-based compensation - Measurement of the fair values at grant date of the equity-settled share-based payment plans (Details) - Share Options (Alignment Grant)		12 Months Ended
	Jan. 20, 2021 $ / shares	Jun. 30, 2023 USD ($) Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	$ 31
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | $		$ 25.42
Exercise price		$ 5.79
Weighted average share price		$ 31.00
Expected volatility		60.00%
Expected life | Y		2.32
Risk free rate		0.00%
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | $		$ 22.93
Exercise price		$ 8.68
Weighted average share price		$ 31.00
Expected volatility		60.00%
Expected life | Y		2.32
Risk free rate		0.00%
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | $		$ 20.68
Exercise price		$ 11.58
Weighted average share price		$ 31.00
Expected volatility		60.00%
Expected life | Y		2.32
Risk free rate		0.00%